Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Parties
13. Related Parties

11. Related Parties

Prior to the Company converting from an LLC to a C corporation in March 2021, the Company had two Managing Members. One of the Managing Members remained the Company’s majority stockholder upon the close of the Company’s IPO and serves as the Company’s President, Chief Executive Officer, and Chairman of the Board of Directors. The other Managing Member remained a beneficial owner upon the close of the Company’s IPO and serves as the Company’s Lead Director of the Board of Directors. Hereinafter these two Managing Members, and their affiliates, are referred to collectively as the Principal Stockholders after the completion of the IPO.

During 2020, the Managing Members and other related parties loaned the Company $1,145,000 as subordinated convertible promissory notes. Additionally, during the first quarter of 2021, the Managing Members and other related parties loaned the Company $1,255,000 as subordinated convertible promissory notes. Refer to Note 4 - Subordinated Convertible Promissory Notes for further discussion.

During the third quarter of 2021, the Company amended the conversion terms of its Series 1d preferred stock, as described in Note 6 - Equity Securities. As a result of the Series 1d preferred stock amendments, the Company presented a deemed dividend of approximately $2.3 million during the three and nine months ended September 30, 2021, approximately $1.2 million of which related to Series 1d preferred shares owned by the Company’s Principal Stockholders and their affiliates.

12.	Related Parties

During 2019, a Managing Member of the Company loaned the Company through a convertible note $150,000. This convertible note, and accrued interest thereon, was then converted into Series 1c Preferred units in conjunction with the Series 1c Preferred Unit financing described in Note 7 - Equity Securities.

The Chief Executive Officer of the licensor with whom the Company entered into the settlement and license agreement on June 4, 2019 is a holder of Class B Common units.

During 2020, the Managing Members and other related parties to the Company loaned the Company $1,145,000 of subordinated convertible promissory notes as described in Note 5 - Subordinated Convertible Promissory Notes.